INCOME TAX AND SOCIAL CONTRIBUTIONS	12 Months Ended
Dec. 31, 2021
Income Tax And Social Contributions
INCOME TAX AND SOCIAL CONTRIBUTIONS

19.	INCOME TAX AND SOCIAL CONTRIBUTIONS

19.a) Tax of income and social contribution recognized in profit or loss:

The income tax and social contribution recognized in net income for the year are as follows:

			Consolidated
	12/31/2021	12/31/2020	12/31/2019
Income tax and social contribution income (expense)
Current	(4,240,802)	(2,052,204)	(1,564,622)
Deferred	(759,355)	1,426,696	2,398,400
Total	(5,000,157)	(625,508)	833,778

The reconciliation of income and social contribution expenses and income of the consolidated and the product of the current tax rate on income before income tax and social contribution are shown below:

			Consolidado
	12/31/2021	12/31/2020	12/31/2019
Profit/(Loss) before income tax and social contribution	18,595,778	4,918,126	1,410,733
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	(6,322,565)	(1,672,163)	(479,649)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	71,833	28,391	46,737
Difference Tax Rate in companies abroad	(437,567)	(519,840)	(236,404)
Transfer price adjustment	(20,925)	(15,645)	(18,494)
Tax loss carryforwards without recognizing deferred taxes	(9,495)	(27,758)	(21,095)
Indebtdness limit	(6,260)	(25,087)	(20,393)
Unrecorded deferred taxes on temporary differences	3,181	5,142	(2,835)
Reversal for deferred income tax and social contribution credit	1,033,566	1,540,087	1,530,185
Income taxes and social contribution on foreign profit	(34,896)	(13,011)	(14,424)
Tax incentives	273,040	64,818	39,042
Interest on equity	185,325	17,177	22,107
Other permanent exclusions (additions) (i)	264,606	(7,619)	(10,999)
Income tax and social contribution in net income for the year	(5,000,157)	(625,508)	833,778
Effective tax rate	27%	13%	-59%
(i)	In September 2021 the Company recognized a credit for the unconstitutionality of the incidence of IRPJ and CSLL on amounts referring to the SELIC rate received due to the repetition of undue tax payment (see note 9).

19.b)	Deferred income tax and social contribution

Deferred income tax and social contribution balances are as follows:

									Consolidated
	Opening balance	Movement			Opening balance	Movement			Closing balance
	12/31/2019	Shareholders' Equity	P&L	Others	12/31/2020 Reclassified	Shareholders' Equity	P&L	Others	12/31/2021

Deferred
Income tax losses	1,610,801		238,198		1,848,999		(311,376)		1,537,623
Social contribution tax losses	610,046		78,162		688,208		(104,363)		583,845
Temporary differences	(337,082)	(59,380)	1,110,336	5,029	718,903	2,073,437	(343,616)	(1,181)	2,447,543
- Provision for tax. social security, labor, civil and environmental risks	264,013		15,136		279,149		(13,821)		265,328
- Asset impairment losses	182,431		(26,444)	5,029	161,016		122,250		283,266
- (Gains)/losses on financial instruments	414,495		(409,468)		5,027		1,457		6,484
- Actuarial liability (pension and healthcare plan)	314,601	(44,732)	(7,412)		262,457	(66,019)	13,571		210,009
- Accrued supplies and services	132,411		22,041		154,452		9,168		163,620
- Unrealized exchange variation (1)	2,774,085		(29,175)		2,744,910		(1,718,608)		1,026,302
- Gain upon loss of control in Transnordestina	(92,180)				(92,180)				(92,180)
- Cash flow hedge accounting	426,961	1,315,839			1,742,800	216,757			1,959,557
- Acquisition at fair value of SWT and CBL	(184,513)	(57,651)	30,149		(212,015)	7,929	25,926		(178,160)
- Deferred taxes not computed	(291,961)		(25,966)		(317,927)		69,322		(248,605)
- (Losses) estimated /reversals to deferred taxes credits	(3,218,582)	(1,270,110)	1,548,640		(2,940,052)	1,915,039	1,025,013
- Business Combination	(1,023,341)		8,292		(1,015,049)		(323,625)		(1,338,674)
- Others	(35,502)	(2,726)	(15,457)		(53,685)	(269)	445,731	(1,181)	390,596
Total	1,883,765	(59,380)	1,426,696	5,029	3,256,110	2,073,437	(759,355)	(1,181)	4,569,011

Total Deferred Assets	2,473,304				3,874,946				5,072,092
Total Deferred Liabilities	(589,539)				(618,836)				(503,081)
Total Deferred	1,883,765				3,256,110				4,569,011

(1)	The Company taxes exchange variations on a cash basis to calculate income tax and social contribution on net income.

The Company has in its corporate structure subsidiaries abroad, whose income are taxed by the income tax in the respective countries where they were constituted at rates lower than those in force in Brazil. In the period between 2017 and 2021, these subsidiaries generated income in the amount of R$611,234. If the Brazilian tax authorities understand that these profits are subject to additional taxation in Brazil for income tax and social contribution, these, if due, would reach approximately R$203,454.

The Company, based on the position of its legal advisors, assessed only the likelihood of loss as possible in the event of possible tax questioning and, therefore, no provision was recognized in the financial statements.

In addition, management evaluated the precepts of IFRIC 23 - “Uncertainty Over Income Tax Treatments” and recognized in 2021 the credit for the unconstitutionality of the incidence of the IRPJ and CSLL on the amounts of default interest referring to the SELIC rate received due to the repetition of tax undue payment.

A sensitivity analysis of consumption of tax credits was carried out considering a variation in macroeconomic assumptions, operating performance, and liquidity events. Thus, considering the results of the study carried out, which indicates that it is probable the existence of taxable profit to use the balance of deferred income tax and social contribution.

The estimated recovery of deferred tax assets of IRPJ and CSLL are netted when referring to a single jurisdiction as shown in the table below:

Consolidated
2022	2,331,239
2023	1,766,672
2024	702,525
2025	709,246
2026	429,565
Deferred asset	5,939,247
Deferred liabilities - Parent Company	(867,155)
Net deferred asset	5,072,092
Deferred liabilities - subsidiaries	(503,081)
Net deferred asset	4,569,011

19.c)	Income tax and social contribution recognized in equity:

Income tax and social contribution recognized directly in equity are shown below:

		Consolidated
	12/31/2021	12/31/2020
Income tax and social contribution
Actuarial gains on defined benefit pension plan	104,532	170,604
Estimated losses for deferred income and social contribution tax credits - actuarial gains		(172,520)
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge accounting	1,959,556	1,742,520
Estimated losses for deferred income and social contribution tax credits - cash flow hedge		(1,742,520)
total	1,738,738	(327,266)

Accounting Policy

Current income tax and social contribution are calculated based on the tax laws enacted by the end of the reporting period, including in the countries where the Group entities operate and generate taxable profit. Management periodically assesses the positions taken in the tax calculations with respect to situations where applicable tax regulations are open to interpretations. The Group recognizes provisions where appropriate, based on the estimated payments to tax authorities. The income tax and social contribution expense comprises current and deferred taxes. Current and deferred taxes are recognized in profit or loss unless they are related to business combinations or items recognized directly in shareholders' equity.

Current tax expense is the expected payment of taxable income for the year, using the nominal rate approved or substantially approved on the balance sheet date, and any adjustment of taxes payable related to previous years. Current income tax and social contribution are posted net in liabilities whenever there are amounts payable, or in assets whenever such amounts paid in advance exceed the total amount due at the reporting date.

Deferred tax is recognized in relation to temporary differences between the tax bases of assets and liabilities and their book values in the financial statements. Deferred tax is not recognized for temporary differences arising from the initial recognition of assets and liabilities in a transaction that is not a business combination, that does not affect nor accounting profit nor tax profit or loss, differences related to investments in subsidiaries and controlled entities when it is probable that they will not revert in a foreseeable future and from the initial recognition of goodwill, in accordance with IAS 12 - Taxes on Profit. The amount of the deferred tax determined is based on the expectation of realization or settlement of the temporary difference and uses the nominal rate approved or substantially approved.

Assets and liabilities deferred income tax are presented net in the balance sheet whenever there is a legal right and the intention to offset them upon the calculation of current taxes, usually related to the same legal entity and the same taxation authority.

Deferred income tax and social contribution assets are recognized on recoverable balances of tax loss and negative basis of CSLL, tax credits and deductible temporary differences. Such assets are reviewed at each year-end date and will be reduced to the extent that their realization is less likely to occur.

19.d)	Test of recoverability of income tax and social contribution of deferred assets

The Company’s management constantly evaluates the ability to use its tax credits. In this sense, CSN periodically updates the technical study of the projection of future taxable results to support the realization of tax credits and, consequently, to base the accounting recognition of the credits, the maintenance on the balance sheet or the constitution of a provision for loss in the realization of these credits.

This study is prepared at the level of the Entity in accordance with Brazilian tax legislation and is carried out considering the projections of The Company, which is the Entity that generates a significant amount of tax credits, especially for temporary differences. The Company exclusively covers the steel business.

Deferred income tax / social contribution on tax losses and temporary differences refers mainly to the following items:

	Nature	Brief description
	Tax losses	The Company incurred in tax losses in previous years as a result of financial expenses on its indebtedness, since it substantially holds all the loans and financing of the CSN Group. The Company reported taxable income in 2021 and in some quarters of 2020.
Differences Temporary	Foreign exchange variation expenses	Since 2012, the Company has opted for taxing exchange rate variations on a cash basis. As a result, taxes are due and expenses are deductible when the underlying asset or liability is settled.
	Other provisions	Other provisions are recognized on an accrual basis and their taxation occurs only at the time of their realization, such as: provision for contingencies, loss for impairment, provision for environmental liabilities, etc.

The study is prepared based on the Company’s long-term business plan designed for a period reasonably estimated by Management and considers several scenarios that vary according to different macroeconomic and operational assumptions.

The taxable income projection model considers two main indicators:

·	Income before taxes, reflecting the projected EBITDA plus depreciation, other income and expenses and the financial result, and;
·	Taxable income, which is comprised of pre-tax income plus (minus) the items of income and expense that are taxable or deductible in future periods (temporary differences).

In addition, a sensitivity analysis of consumption of tax credits is carried out considering a variation in macroeconomic assumptions, operating performance, and liquidity events.

The Company has resumed high profitability indexes with sustainability and consequently maintains in the balance sheet the totality of its tax credits in the amount of R$5,711 million and estimates that they will be fully used in 5 years.

The tax losses carryforward and negative base of social contribution and temporary differences maintained in the Company’s tax records for future use amount, respectively, to R$1,419 million and R$531 million on December 31, 2021 (R$1,681 million and R$627 million on December 31, 2020), respectively.